Consolidated statements of financial position - USD ($) $ in Millions	Dec. 31, 2022	Oct. 31, 2022
Current assets
Cash and cash equivalents	$ 517.9	$ 578.3
Accounts receivable	4.3	1.5
Other receivables	10.0	7.8
Prepayment and deposits	95.2	85.8
Inventories	8.3	7.5
Current assets	635.7	680.9
Non-current assets
Plant and equipment	210.4	147.7
Right-of-use assets	50.8	50.1
Other assets	4.2	3.6
Non-current assets	265.4	201.4
Total assets	901.1	882.3
Current liabilities
Accounts payable and accrued liabilities	75.9	47.5
Lease liabilities	5.6	5.2
Current liabilities	81.5	52.7
Non-current liabilities
Lease liabilities	48.3	46.6
Convertible debt	272.9	288.5
Restoration provisions	0.4	0.4
Non-current liabilities	321.6	335.5
Total liabilities	403.1	388.2
Equity
Share capital	772.4	771.8
Other reserves	18.7	17.1
Accumulated deficit	(293.0)	(294.7)
Accumulated other comprehensive loss	(0.3)	(0.3)
Equity attributable to the Shareholders of Li-Cycle Holdings Corp.	497.8	493.9
Non-controlling interest	0.2	0.2
Total equity	498.0	494.1
Total liabilities and equity	$ 901.1	$ 882.3